Dividends - Summary of Detailed Information about Dividends (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Detailed Information About Dividends [Line Items]
Dividends recognised as distributions to owners	£ 0.0	£ 0.0	£ 0.0	£ 25.0
Final dividend for the year ended 30 June 2018 [Member]
Detailed Information About Dividends [Line Items]
Dividends recognised as distributions to owners	0.0	0.0	0.0	17.7
Interim dividend for the year ended 30 June 2019 [Member]
Detailed Information About Dividends [Line Items]
Dividends recognised as distributions to owners	£ 0.0	£ 0.0	£ 0.0	£ 7.3